Production costs	12 Months Ended
Dec. 31, 2018
Expenses by nature [abstract]
Production costs
29. Production costs

	2018	2017

Labour	$74,023	$52,670
Fuel	14,910	23,241
Reagents	40,587	40,839
Electricity	14,288	12,132
Mining contractors	17,107	12,575
Operating and maintenance supplies and services	31,772	56,342
Site general and administrative costs	33,667	23,621
Inventory change	33,459	(36,501)
Royalties, production taxes and selling expenses	8,167	7,821
	$267,980	$192,740